Rights of Use - Expenses Related to Leases Included in Operating Results and Income from Subleasing Right-of-Use Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Rights of Use [Abstract]
Short-term leases included in operating results as supplies	€ 73	€ 79
Variable lease payments not included in the measurement of lease liabilities	14	17
Total expenses as supplies	87	96
Short-term leases included in external services	45	52
Leases of low-value assets included in external services	7	8
Variable lease payments not included in the measurement of lease liabilities	16	26
Total expenses as external services (Note 26)	68	86
Total lease expenses	€ 155	€ 182